Stock Based Compensation - Information Regarding Stock Options Outstanding (Detail) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Dec. 31, 2013 Inventergy Inc [Member]	Jul. 31, 2013 Range of Exercise Prices - Range 1 [Member]	Jul. 31, 2013 Range of Exercise Prices - Range 1 [Member] Cortelco Systems Holding Corp [Member]	Dec. 31, 2013 Range of Exercise Prices - Range 1 [Member] Inventergy Inc [Member]	Jul. 31, 2013 Range of Exercise Prices - Range 2 [Member]	Jul. 31, 2013 Range of Exercise Prices - Range 2 [Member] Cortelco Systems Holding Corp [Member]
Outstanding options
Outstanding Options, Exercise price - lower limit				$ 5.01	$ 5.01		$ 15.01	$ 15.01
Outstanding Options, Exercise price - upper limit				$ 10.00	$ 10.00		$ 20.00	$ 20.00
Outstanding Options, Exercise Price	$ 11.78	$ 11.78		$ 7.15	$ 7.15	$ 3.21	$ 16.35	$ 16.35
Outstanding Options, Shares	60,333	60,333	915,000	30,000	30,000	915,000	30,333	30,333
Outstanding Options, Weighted Average Remaining Contractual Term	1 year 8 months 12 days	1 year 8 months 12 days	9 years 11 months 8 days	2 years 10 months 24 days	2 years 10 months 24 days	9 years 11 months 8 days	7 months 6 days	7 months 6 days
Outstanding Options, Weighted Average Exercise Price	$ 11.78	$ 11.78		$ 7.15	$ 7.15	$ 3.21	$ 16.35	$ 16.35
Exercisable Options, Shares	60,333	60,333	33,000	30,000	30,000	33,000	30,333	30,333
Exercisable Options, Weighted Average Exercise Price	$ 11.78	$ 11.78	$ 3.21	$ 7.15	$ 7.15	$ 3.21	$ 16.35	$ 16.35